JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

July 5, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

the funds (the “Funds”) listed on

Appendix A hereto

File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the Funds listed on Appendix A do not differ from the prospectuses contained in the Post-Effective Amendment No. 252 (Amendment 253 under the Investment Company Act of 1940) filed electronically on June 28, 2017.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

July 5, 2017	JPMorgan Trust II

Appendix A

J.P. Morgan Money Market Funds
JPMorgan Liquid Assets Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund